UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
  This Amendment (Check only one):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Progeny 3, Inc.
Address:  601 Union Street, Suite 1450
          Seattle, WA 98101

Form 13F File Number: 028-14788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eric Shapow
Title:  Chief Financial Officer
Phone:  206.654.3619

Signature, Place, and Date of Signing:

/s/ Eric Shapow             Seattle, Washington      May 7, 2012
----------------------      -------------------      -----------
[Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $180,857 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
Column 1                    Column 2     Column 3    Column 4   Column 5                  Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE    SHRS/PRN       SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)     AMT         PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

AES CORP                    COM          00130H105        991       75,810    SH         SOLE                   75,810
AGILENT TECHNOLOGIES INC    COM          00846U101        405        9,100    SH         SOLE                    9,100
ANALOG DEVICES INC          COM          032654105      1,299       32,160    SH         SOLE                   32,160
ATMEL CORP                  COM          049513104        790       79,040    SH         SOLE                   79,040
AVON PRODS INC              COM          054303102      2,314      119,550    SH         SOLE                  119,550
CATERPILLAR INC DEL         COM          149123101        378        3,550    SH         SOLE                    3,550
CHEVRON CORP NEW            COM          166764100      2,014       18,780    SH         SOLE                   18,780
COCA COLA CO                COM          191216100      1,592       21,510    SH         SOLE                   21,510
DIAMOND OFFSHORE
DRILLING IN                 COM          25271C102      2,906       43,530    SH         SOLE                   43,530
FLOWSERVE CORP              COM          34354P105        914        7,910    SH         SOLE                    7,910
HEINZ H J CO                COM          423074103      2,100       39,220    SH         SOLE                   39,220
INTEL CORP                  COM          458140100      1,953       69,480    SH         SOLE                   69,480
INTERNATIONAL FLAVORS&
FRAGRA                      COM          459506101      1,118       19,080    SH         SOLE                   19,080
ISHARES TR                  HIGH YLD
                            CORP         464288513     11,600      127,700    SH         SOLE                  127,700
KBR INC                     COM          48242W106      2,999       84,360    SH         SOLE                   84,360
KLA-TENCOR CORP             COM          482480100      1,338       24,590    SH         SOLE                   24,590
LAM RESEARCH CORP           COM          512807108      2,531       56,730    SH         SOLE                   56,730
LAS VEGAS SANDS CORP        COM          517834107        270        6,320    SH         SOLE                    6,320
MAXIM INTEGRATED PRODS INC  COM          57772K101      1,753       61,310    SH         SOLE                   61,310
MCDONALDS CORP              COM          580135101        191        1,950    SH         SOLE                    1,950
MICRON TECHNOLOGY INC       COM          595112103      3,059      377,670    SH         SOLE                  377,670
PFIZER INC                  COM          717081103      1,638       72,280    SH         SOLE                   72,280
PROSHARES TR                PSHS SHRT
                            S&P500       74347R503     41,016    1,147,300    SH         SOLE                1,147,300
QUALCOMM INC                COM          747525103      2,688       39,520    SH         SOLE                   39,520
SANDISK CORP                COM          80004C101      2,721       54,860    SH         SOLE                   54,860
SCHLUMBERGER LTD            COM          806857108        269        3,850    SH         SOLE                    3,850
SOUTHERN COPPER CORP DEL    COM          84265V105      1,520       47,947    SH         SOLE                   47,947
TRW AUTOMOTIVE HLDGS CORP   COM          87264S106      2,637       56,770    SH         SOLE                   56,770
VANGUARD INTL EQUITY        MSCI EMR
INDEX F                     MKT ETF      922042858     80,994    1,863,224    SH         SOLE                1,863,224
WESTERN DIGITAL CORP        COM          958102105      2,977       71,920    SH         SOLE                   71,920
WESTERN UN CO               COM          959802109        621       35,310    SH         SOLE                   35,310
WYNN RESORTS LTD            COM          983134107      1,153        9,230    SH         SOLE                    9,230
YUM BRANDS INC              COM          988498101        108        1,520    SH         SOLE                    1,520
